Cost of Revenue (Details) - Schedule of Cost of Sales for our Retail and Wholesale of Garment Business - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Cost of Sales For Our Retail and Wholesale of Garment Business [Abstract]
Changes in inventories of finished goods and work in progress		$ (494,357)	$ 83,112	$ (261,691)
Materials consumed in production
Purchases of finished goods		201,734	1,808,963	1,430,208
Outsourced service cost		77,736,052	50,359,452
Additional air-ticket return cost	[1]	965,169	916,678
Taxes and surcharges	[2]	1,646	25,032	291
Cost of sales		78,410,244	53,193,237	1,168,808
Return paid to customers		23,003,679	8,268,369
Return received from airline companies		$ (22,038,510)	$ (7,351,691)

[1]	Additional air-ticket return cost is the net loss of the return payments paid to customers offset by the return proceeds received from airline companies. The following table shows the gross amount of the return payment and proceeds;
[2]	Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).